Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2019
Share Based Payment [Abstract]
Schedule of company's grants under the Plan

Date of grant	Options amount		Exercise price	Fair value at the date of grant*	Volatility **	Risk free interest	Expected term
			in NIS	in thousand $			In years
March 29, 2017	37,395	[1]	127.42-131.76	655	47.40%	2.31%	10
July 24, 2017	32,087		139.52	784	68.07%	2.05%	10
August 8, 2017	50,000		150	85	68.03%	1.95%	0.5
August 29, 2017	25,000		113.10	473	68.17%	1.81%	10
November 27, 2017	15,250		86	163	65.80%	1.98%	10
June 20, 2018	33,502		29.80-59.40	130	75.50%	2.24%	10
June 20, 2018	11,500		28.60	72	75.30%	2.24%	10
October 2, 2019	269,476		0.02-4.062	189	81.33%	0.72%	3

Schedule of share options outstanding and weighted average exercise prices

	2019		2018		2017
	Number	Average	Number	Average	Number	Average
	of	exercise	of	Exercise	of	Exercise
	options	price	options	Price	options	Price
		$		$		$
Outstanding at beginning of year:	173,628	22.19	202,763	25.20	119,245	16.80
Granted	269,476	0.88	45,002	9.20	109,732	34.00
Exercised	(66,330)	0.01	(8,963)	11.40	(7,982)	10.20
Forfeited	(20,720)	11.26	(47,767)	24.60	(17,590)	30.40
Expired	(15,476)	16.89	(17,407)	22.60	(642)	22.40
Cancelled	(79,302)	24.93	-	-	-	-
Outstanding at end of year	261,276	6.20	173,628	22.20	202,763	25.20
Exercisable at end of year	253,871	3.22	93,969	17.80	77,633	14.80

Schedule of information about exercise price and remaining contractual life of options outstanding

	2019		2018		2017
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	outstanding	remaining	outstanding	remaining	outstanding	remaining
Exercise	at	contractual	at	contractual	at	contractual
Prices	end of year	Life	end of year	Life	end of year	Life
$		Years		Years		Years
1.17	203,146	2.76	-	-	-	-
7.97	14,771	4.39	14,771	5.39	16,840	6.32
7.97	10,992	5.23	16,139	6.25	17,080	7.25
7.97	13,081	6.05	13,081	7.05	18,616	8.05
7.97	1,281	8.48	18,501	9.48	-	-
7.97	7,500	8.48	10,000	9.48	-	-
12.20	-	-	941	6.01	8,135	7.01
16.40	-	-	5,000	9.48	-	-
24.40	1,000	7.91	13,500	8.91	15,250	9.91
24.80	2,004	6.66	21,570	7.66	-	-
24.80	-	-	7,778	7.71	-	-
24.80	2,500	7.24	16,145	8.24	-	-
24.80	-	-	11,501	8.56	-	-
24.80	-	-	5,000	8.32	-	-
24.80	2,500	1.58	7,500	8.66	-	-
25.60	-	-	-	-	8,146	8.71
27.40	-	-	170	7.66	30,714	8.66
31.60	-	-	2,500	8.66	22,500	9.67
34.60	-	-	2,500	0.66	2,500	1.66
35.20	-	-	1,406	8.25	27,395	9.25
36.60	-	-	-	-	5,000	9.32
38.80	2,500	7.56	5,625	8.56	30,587	9.57
	261,276		173,628		202,763

Schedule of expenses recognized in the financial statements
	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Share-based payment plans	612	381	1,318